Note 6 - Party-in-interest Transactions (Details Textual) - EBP 36-4007085 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Note Receivable from Participant	$ 6,049,867	$ 4,989,756
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	444,251
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	297,236,972	262,516,156
EBP, Employer, Common Stock [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 5,489,532	$ 6,357,464
EBP, Investment, Number of Shares	128,832	142,672
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 1,991,274
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	2,550,751
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Realized Gain (Loss) on Investment	$ 406,757